Eaton Vance
California Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,115,525
Total Corporate Bonds (identified cost $1,081,210)		$ 1,115,525

Tax-Exempt Municipal Obligations — 141.1%
Security	Principal Amount (000's omitted)	Value
Education — 13.3%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,570,113
University of California, 5.00%, 5/15/46(2)	4,075	4,254,219
		$ 10,824,332
Electric Utilities — 9.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,234,200
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(2)	3,000	3,244,530
		$ 7,478,730
Escrowed/Prerefunded — 3.9%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	$2,445	$ 2,618,424
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	535	542,725
		$ 3,161,149
General Obligations — 42.7%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 966,890
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	3,325	3,519,014
Alum Rock Union Elementary School District, CA, (Election of 2016):
4.00%, 8/1/42	380	370,451
5.25%, 8/1/47	1,000	1,085,980
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,505,074
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	829,969
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
4.85%, 12/1/46	$1,500	$ 1,596,210
5.00%, 9/1/52(2)	3,500	3,822,280
La Canada Unified School District, CA, (Election of 2017):
5.00%, 8/1/47(2)	6,750	7,225,470
5.75%, 8/1/50	1,000	1,185,640
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,331,920
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	1,500	1,474,185
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53(3)	505	487,830
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	1,500	1,495,800
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	908,690
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	2,000	1,919,040
		$ 34,724,443
Hospital — 27.2%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$1,685	$ 1,607,911
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	630,257
5.00%, 11/15/35	910	888,579
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,631,720
4.00%, 11/1/44	1,500	1,407,930
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,250	1,158,012
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,145	1,151,927
Prerefunded to 7/1/23, 5.00%, 7/1/37	535	538,237
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	3,624,002
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	986,360

Eaton Vance
California Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	$3,750	$ 3,863,775
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	610,062
		$ 22,098,772
Housing — 5.0%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 269,757
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	400,719
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	1,075	730,258
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,556,535
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	391,384
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	325	247,839
3.00%, 9/15/56	650	451,028
		$ 4,047,520
Industrial Development Revenue — 1.4%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	$1,065	$ 1,184,205
		$ 1,184,205
Insured - Escrowed/Prerefunded — 5.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,704,415
		$ 4,704,415
Insured - General Obligations — 7.7%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 354,110
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	178,805
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	179,905
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	$1,000	$ 1,165,910
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,354,672
		$ 6,233,402
Insured - Hospital — 0.3%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), (BAM), 4.00%, 8/15/48	$210	$ 201,968
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	40	42,338
		$ 244,306
Insured - Transportation — 9.0%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 3,993,450
(NPFG), 0.00%, 10/1/31	4,500	3,323,250
		$ 7,316,700
Insured - Water and Sewer — 1.3%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$1,000	$ 1,079,880
		$ 1,079,880
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$ 924,269
		$ 924,269
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29, 12/1/53	$500	$ 524,750
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	365	380,195
		$ 904,945
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$750	$ 679,042
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	32,412
Green Bonds, 5.00%, 11/15/46(1)	50	42,926
		$ 754,380

Eaton Vance
California Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 6.6%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 499,272
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/24	240	240,365
5.00%, 9/1/25	335	335,499
5.00%, 9/1/26	240	240,358
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,234,232
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,140	1,057,692
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	730,807
		$ 5,338,225
Transportation — 4.6%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	$3,000	$ 2,971,380
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	769,223
		$ 3,740,603
Total Tax-Exempt Municipal Obligations (identified cost $115,921,845)		$114,760,276

Taxable Municipal Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,757,180
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	355	312,492
		$ 3,069,672
Hospital — 5.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,520,625
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	$2,500	$ 2,037,750
		$ 4,558,375
Total Taxable Municipal Obligations (identified cost $8,385,359)		$ 7,628,047

Trust Units — 1.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 1.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,010,980
Total Trust Units (identified cost $994,570)		$ 1,010,980
Total Investments — 153.1% (identified cost $126,382,984)		$124,514,828
Other Assets, Less Liabilities — (53.1)%		$(43,195,512)
Net Assets — 100.0%		$ 81,319,316
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $2,634,332 or 3.2% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 8.2% of total investments.

Eaton Vance
California Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
The Trust did not have any open derivative instruments at February 28, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,115,525	$ —	$ 1,115,525
Tax-Exempt Municipal Obligations	—	114,760,276	—	114,760,276
Taxable Municipal Obligations	—	7,628,047	—	7,628,047
Trust Units	—	1,010,980	—	1,010,980
Total Investments	$ —	$124,514,828	$ —	$124,514,828
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.
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